CONTINGENCIES AND COMMITMENTS	12 Months Ended
Dec. 31, 2012
CONTINGENCIES AND COMMITMENTS [Abstract]
CONTINGENCIES AND COMMITMENTS
22.	CONTINGENCIES AND COMMITMENTS

The Group had the following contingencies and commitments as of December 31, 2012:

Guarantee

On October 13, 2012, the Company's subsidiary, Henan Green, entered into a co-financial guarantee agreement with Henan Shaolin Auto Co., Ltd, a non-related company of the Group. Under the agreement, both companies are contingent as guarantor with maximum aggregate potential amount of future payment approximately of $32.1 million. Under the agreement, guarantor can request debtor to guarantee not less than 120% of the amount being guaranteed. The guarantee is effective through December 3, 2015.

On October 9, 2012, the Company's subsidiary, Henan Green, entered into a co-financial guarantee agreement with Henan Liantong Aluminum Co. Ltd, a non-related company of the Group. Under the agreement, both companies are contingent as guarantor with maximum aggregate potential amount of future payment of approximately of $16.1 million. Under the agreement, guarantor can request debtor to guarantee not less than 120% of the amount being guaranteed. The guarantee is effective through August 28, 2013.

On November 4, 2012, the Company's subsidiary, Henan Green, entered into a co-financial guarantee agreement with Henan Xibao Metallurgy Materials Group Co. Ltd, a non-related company of the Group. Under the agreement, both companies are contingent as guarantor with maximum aggregate potential amount of future payment approximately of $48.2 million. Under the agreement, guarantor can request debtor to guarantee not less than 120% of the amount being guaranteed. The guarantee is effective through December 31, 2013.

On November 4, 2012, the Company's subsidiary, Henan Green, entered into a co-financial guarantee agreement with Zhengzhou Panhong Commerce & Trade Co Ltd, a non-related company of the Group. Under the agreement, both companies are contingent as guarantor with maximum aggregate potential amount of future payment approximately of $16.1 million. Under the agreement, guarantor can request debtor to guarantee not less than 120% of the amount being guaranteed. The guarantee is effective through October 26, 2013.

On December 6, 2012, the Company's subsidiary, Henan Green, entered into a co-financial guarantee agreement with Henan Xinye Textile Co., Ltd. (Xinye), a non-related company of the Group. Under the agreement, both companies are contingent as guarantor with maximum aggregate potential amount of future payment approximately of $9.6 million. Under the agreement, guarantor can request debtor to guarantee not less than 120% of the amount being guaranteed. The guarantee is effective through December 5, 2013.

Legal proceedings or claims

As of December 31, 2012 the Group's management has evaluated all such proceedings and claims, and determined that the Group was not subject to any loss contingencies either for legal proceedings or claims that would significantly affect the Company's financial condition. In addition, the management has not aware of any product liability claims arising as of December 31, 2012, and therefore, the Group has not recognized any product liability claims accrual.